Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	MFS® SERIES TRUST VIII
Entity Central Index Key	0000819673
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 25, 2021
Document Effective Date	Feb. 26, 2021
Prospectus Date	Feb. 26, 2021
MFS Global Growth Fund | R6
Prospectus:
Trading Symbol	MWOKX
MFS Global Growth Fund | R3
Prospectus:
Trading Symbol	MWOHX
MFS Global Growth Fund | R2
Prospectus:
Trading Symbol	MGWRX
MFS Global Growth Fund | R1
Prospectus:
Trading Symbol	MWOGX
MFS Global Growth Fund | I
Prospectus:
Trading Symbol	MWOIX
MFS Global Growth Fund | C
Prospectus:
Trading Symbol	MWOCX
MFS Global Growth Fund | B
Prospectus:
Trading Symbol	MWOBX
MFS Global Growth Fund | R4
Prospectus:
Trading Symbol	MWOJX
MFS Global Growth Fund | A
Prospectus:
Trading Symbol	MWOFX
MFS Income Fund | R6
Prospectus:
Trading Symbol	MFIWX
MFS Income Fund | I
Prospectus:
Trading Symbol	MFIIX
MFS Income Fund | C
Prospectus:
Trading Symbol	MIOCX
MFS Income Fund | B
Prospectus:
Trading Symbol	MIOBX
MFS Income Fund | A
Prospectus:
Trading Symbol	MFIOX